MEPCO SALE	12 Months Ended
Dec. 31, 2017
MEPCO SALE [Abstract]
MEPCO SALE
NOTE 26 – MEPCO SALE

On December 30, 2016, Mepco, entered into an APA with Seabury Asset Management LLC (“Seabury”). Pursuant to the terms of the APA, we sold our payment plan processing business, payment plan receivables, and certain other assets to Seabury, who also assumed certain liabilities of Mepco. These assets and liabilities were categorized as “held for sale” in the December 31, 2016 Consolidated Statement of Financial Condition. We also recorded a $0.32 million loss related to the sale of these assets in the fourth quarter of 2016.

This transaction closed on May 18, 2017, with an effective date of May 1, 2017. As a result of the closing, Mepco sold $33.1 million of net payment plan receivables, $0.5 million of commercial loans, $0.2 million of furniture and equipment and $1.6 million of other assets to Seabury, who also assumed $2.0 million of specified liabilities. We received cash totaling $33.4 million and recorded no gain or loss in 2017 as the assets were sold and the liabilities were assumed at book value.

Assets sold and liabilities assumed were as follows:
	May 1, 2017	December 31, 2016
	(In thousands)
Assets sold
Payment plan receivables	$33,128	$30,582
Commercial loans	525	794
Other assets	1,765	1,984
Total assets	$35,418	$33,360

Liabilities assumed	$1,972	$718